INVESTMENT SECURITIES - Investments in equity securities at fair value through OCI (Details) - Investments in equity instruments designated at fair value through other comprehensive income [member] - Equity investments - Investment securities at fair value [member] - COP ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Cost	$ 600,598	$ 599,156
Unrealized Gain	814,632	919,638
Unrealized Losses	(9,095)	(3,704)
Fair Value	1,406,135	1,515,090
Colombia, Pesos
Disclosure of financial assets [line items]
Cost	589,847	585,793
Unrealized Gain	811,938	914,664
Unrealized Losses	(9,052)	(3,704)
Fair Value	1,392,733	1,496,753
Foreign currency [member]
Disclosure of financial assets [line items]
Cost	10,751	13,363
Unrealized Gain	2,694	4,974
Unrealized Losses	(43)
Fair Value	$ 13,402	$ 18,337